COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20. COMMITMENTS AND CONTINGENCIES

 The Company has one VIE as of September 30, 2012. In the opinion of the management, (i) the ownership structure of the Company and the VIE are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company's business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIE are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations and continue consolidation with its VIE.

In 2009, each of our executive offers has entered into a five-year employment agreement with Softech, our wholly-owned PRC subsidiary. Softech may terminate a senior executive officer’s employment for cause, at any time, without prior notice or remuneration, for certain acts of the officer, including, but not limited to, material violation of our regulations, failure to perform agreed duties or embezzlement that caused material damage to us and conviction of a crime. A senior executive officer may terminate his or her employment at any time by a 30-day prior written notice. Each senior executive officer is entitled to certain benefits upon termination, including a severance payment equal to a certain specified number of months of his or her then salary, if he or she resigns for certain good reasons specified by the agreement or the relevant rules or if Softech terminated his or her employment without any of the above causes. The details of the term and annual salary of our executive officers are as below:

Name	Title	Annual-base Salary			Term

Peng Zhang	Chief Executive Officer	RMB	180,000	$28,436	Till 2014
Li Wu	Director, Chief Financial Officer	RMB	132,000	$20,853	Till 2014
Wei Zhang	Executive President	RMB	120,000	$18,958	Till 2014
Jiaqing Ren	Vice President	RMB	120,000	$18,958	Till 2014
Xiang Bu	Manager	RMB	120,000	$18,958	Till 2014
Zhenyu Chen	Manager	RMB	120,000	$18,958	Till 2014
Xiaodong Ma	Manager	RMB	144,000	$22,749	Till 2014